Loans and borrowings - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 1,444,303	$ 1,425,633
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Support from Export-Import Bank for net purchase price of aircraft		80.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Support from Export-Import Bank for net purchase price of aircraft		85.00%
Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 33,300
Export-Import Bank of United States [member]
Disclosure of detailed information about borrowings [line items]
Outstanding indebtedness		$ 466,600	403,200
Senior Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument Maturity Date	Apr. 15, 2025
Description of conversion ratio of senior convertible notes		The initial conversion rate is 19.3564 shares per $1,000 principal amount of notes
Conversion price per principal amount		$ 51.66
Borrowing interest rate	4.50%
Nominal Issue	$ 350,000	$ 350,000
Fair value of the embedded derivative at initial recognition	$ 138,400
Finance lease [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		516,500	548,700
Finance lease [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 157,800	$ 180,300